5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS	18 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
5. NOTES PAYABLE

As of February 13, 2012, all Notes and accrued interest and Preferred Stock have been converted into common stock or repaid in full.

Prior to February 13, 2012, the Company has issued senior secured convertible promissory notes (the “Notes”) to significant stockholders pursuant to the terms of Note Purchase Agreements.  The outstanding principal and interest under the notes are due and payable upon the earliest to occur of:  (i) March 31, 2012 (as amended); (ii) the date on which the Company consummates a preferred stock financing in which the gross proceeds to the Company total at least $10,000,000 (“Qualified Financing” as defined in the Notes); and (iii) the occurrence of an Event of Default (as defined in the Notes), the first of these three events to occur referred to as the “Maturity Date”.  Interest accrues on the outstanding principal at the stated rate and is payable on the Maturity Date.

If all or any of the principal and accrued interest thereon remains outstanding prior to the date of a Qualified Financing, those amounts shall automatically convert into shares of the Company’s preferred stock at the lower of (a) the price per share paid by investors in the Qualified Financing or (b) the stated Conversion Price.

Any principal and accrued interest thereon that remains outstanding will convert into preferred shares at the stated conversion price if immediately prior to the Maturity Date, a Qualified Financing has not occurred and the Company does not have sufficient cash on hand to repay the outstanding balance in full.  The Series A-1 and A-2 Preferred Stock shall have the same rights and privileges as the Company’s Series A Preferred Stock and shall be senior to the Series A Preferred Stock in liquidation preference.

If the principal amounts due under these notes are repaid on the Maturity Date, the payees have the option to convert all of the accrued interest into shares of Series A Preferred Stock determined by dividing the interest by the Conversion Price.

In the Event of a Default, the interest rate stated on the notes shall be increased by three percent (3%) per annum.  The Notes are collateralized by all of the assets of the Company.

The Company issued promissory notes, which are not convertible, to significant stockholders pursuant to the terms of Note Purchase Agreements.  The outstanding principal and interest under the notes are due and payable upon the earliest to occur of: (i) March 31, 2012 (as amended); (ii) the occurrence of a prepayment event (as defined in the Notes) or (iii) the occurrence of an Event of Default (as defined in the Notes), the first of these three events to occur referred to as the “Maturity Date”.

In December 2011, $8,150,000 of the convertible notes payable and $1,486,603 of accrued interest thereon were converted into 4,835,224 shares of the Company’s Series A-1 preferred stock at a conversion price of $1.9930 per share.

Notes payable consist of the following as of and for the year ended December 31, 2011:

Issue Date	Principal December 31, 2010	Principal Issued in 2011			Principal Converted in 2011		Principal Repaid in 2011		Principal December 31, 2011		Interest Rate	Conversion Price

Aug-09	$2,500,000	$	---		$(2,500,000	) *	$	---	$	---	9%	$1.9930
Dec-09	2,500,000		---		(2,500,000	) *		---		---	9%	$1.9930
Jun-10	1,800,000		---		(1,800,000	) *		---		---	12%	$1.9930
Dec-10	500,000		---		(500,000	) *		---		---	10%	$1.9930
Feb-11	---		300,000		(300,000	) *		---		---	10%	$1.9930
May-11	---		250,000		(250,000	) *		---		---	10%	$1.9930
Jun-11	---		300,000		(300,000	) *		---		---	10%	$1.9930
Aug-11	---		250,000		---			---		250,000	10%	$1.9930
Sep-11	---		100,000	**	---			(100,000)		---	18%	---
Oct-11	---		100,000	**	---			(100,000)		---	18%	---
Dec-11	---		200,000		---			---		200,000	18%	---
	$7,300,000		$1,500,000		$(8,150,000)			$(200,000)		$450,000

*Notes convertible into Series A-1 and A-2 Preferred Stock.  The conversion price was amended to $1.9930 on December 22, 2011, resulting in a charge to interest expense of $556,418.  Additional charges to interest of $184,185 was recorded in 2011 for the beneficial conversion feature on the notes issued in June and December 2010.

**Notes paid in full during the year ended December 31, 2011 including interest of $1,972.

Total interest expense incurred on the notes payable for the years ended December 31, 2011 and 2012 was $1,587,685 and $1,959, respectively.

Stock purchase warrants

In connection with the issuance of the June 2010, August 2011 and September 2011 Notes, the Company issued common stock purchase warrants expiring ten years from date of issue to existing common and preferred stockholders at an exercise price of $0.06 per share.  Such warrants vested immediately and can be exercised at any time up to the expiration date.  As of January 1, 2011, there were 66,967 warrants outstanding.  For the year ended December 31, 2011, there were 6,601 warrants issued, 744 were cancelled, and 72,824 were exercised, resulting in no warrants outstanding as of December 31, 2011.